Revenue Recognition - Prepaid Member Referral Fees and Deferred Sale Incentive Compensation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Prepaid expenses	$ 55	$ 52
Other assets	$ 21	$ 23